Goodwill and Other Purchased Intangible Assets Amounts in Paragraphs - Goodwill and Other Purchased Intangible Assets (Details 4) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Goodwill [Line Items]
Amortization of Intangible Assets	$ 332	$ 203	$ 14
Aeronautics Systems
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	417	417
Space Systems
Goodwill [Line Items]
Goodwill, Impaired, Accumulated Impairment Loss	$ 153	$ 153